Annual Total Returns (Total Stock Market Index Portfolio - Total Stock Market Index Portfolio Annuity) (Total Stock Market Index Portfolio, Total Stock Market Index Portfolio - Total Stock Market Index Portfolio)
18 Months Ended
Jun. 30, 2013
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Annual Total Return
2012	16.33%
2011	0.83%
2010	17.11%
2009	28.26%
2008	(37.28%)
2007	5.16%
2006	15.52%
2005	6.13%
2004	12.55%